Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	$ 13,558,000,000
Carrying Value	13,532,000,000	$ 11,475,000,000
Fair Value	16,529,000,000	13,472,000,000
$50 Million of MTN Series 33 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	50,000,000
Carrying Value	0	50,000,000
Fair Value	0	50,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	300,000,000
Carrying Value	303,000,000	301,000,000
Fair Value	303,000,000	301,000,000
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	13,229,000,000	11,124,000,000
Fair Value	$ 16,226,000,000	$ 13,121,000,000